Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Investments, All Other Investments [Abstract]
Schedule of Assets Measured at Fair Value On a Recurring Basis

The following table presents the Company’s assets measured at fair value on a recurring basis at June 30, 2017 and 2016:

	June 30, 2017
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$155	$-	$155

Total	$-	$155	$-	$155

	June 30, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$3	$-	$3

Total	$-	$3	$-	$3